Reserves - Disclosure of Detailed Information About Reserves Within Equity (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Disclosure of reserves within equity [abstract]
Opening balance	$ (2,125)	$ (2,006)	$ (2,154)
Transfers in	(29)	(7)	148	$ 31
Balance at the end of the year	$ (2,154)	$ (2,013)	$ (2,006)	$ (2,125)